Schedule of Stock by Class (Details) (USD $)	12 Months Ended
Jan. 31, 2013
Stockholders Equity Schedule Of Stock By Class 1	$ 1,005,000
Stockholders Equity Schedule Of Stock By Class 2	96,580
Stockholders Equity Schedule Of Stock By Class 3	1,300,000
Stockholders Equity Schedule Of Stock By Class 4	127,954
Stockholders Equity Schedule Of Stock By Class 5	690,100
Stockholders Equity Schedule Of Stock By Class 6	67
Stockholders Equity Schedule Of Stock By Class 7	2,630,820
Stockholders Equity Schedule Of Stock By Class 8	276,802
Stockholders Equity Schedule Of Stock By Class 9	443,331
Stockholders Equity Schedule Of Stock By Class 10	137,569
Stockholders Equity Schedule Of Stock By Class 11	6,069,251
Stockholders Equity Schedule Of Stock By Class 12	$ 638,972